Share-based compensation - Options on USD-denominated listed share (Detail)	12 Months Ended
Dec. 31, 2023 $ / shares
Share-based compensation [Line Items]
Number of share options granted in share-based payment arrangement	3,831,000
US Dollar [Member]
Share-based compensation [Line Items]
Number of share options granted in share-based payment arrangement	2,179,500
Weighted average exercise price of share options granted in share-based payment arrangement	$ 24.42
Number of share options forfeited in share-based payment arrangement	(250,500)
Weighted average exercise price of share options forfeited in share-based payment arrangement	$ 24.42
Number of share options outstanding in share-based payment arrangement	1,929,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 24.42